INCOME TAXES (Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Domestic	$ (57,316)	$ (62,067)	$ (31,555)
Foreign	8,747	8,553	4,407
Loss before taxes on income	$ (48,569)	$ (53,514)	$ (27,148)